December 10, 2009	Michelle Y. Mesack D 202.778.9405 F 202.778.9100 michelle.mesack@klgates.com

VIA EDGAR

Ms. Valerie Lithotomos
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

   Re:      Legg Mason Global Asset Management Trust (File Nos. 333-162441; 811-22338)
                  - Legg Mason Strategic Real Return Fund (Class A, Class C, Class FI, Class I, Class
                  IS and Class R)

             Post-Effective Amendment No. 1 under Rule 485(a) under the Securities Act of 1933

Dear Ms. Lithotomos,

     Transmitted herewith for filing on behalf of Legg Mason Global Asset Management Trust (the “Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder (“Rule 485(a)”), and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (“PEA 1”) on behalf of its series named above (the “Fund”). PEA 1 includes the prospectus (the “Prospectus”) and the statement of additional information (the “SAI”) relating to the Registrant's issuance of shares of the above-named classes of the Fund. This transmission includes a conformed signature page for the Registrant and a majority of the Trustees (signed by power of attorney), the manually signed originals of which are maintained at the office of the Registrant.

     The primary purpose of this filing is to add one new series to the Registrant, the Fund, which will have six classes of shares – Class A, Class C, Class FI, Class I, Class IS and Class R. This filing is not intended to affect the prospectus or statement of additional information of any Class of any of the previously registered series of the Registrant.

     Other than with respect to disclosure regarding the Class R shares (“Class R Disclosure”), the form of the Prospectus, the sections of the Prospectus titled “Purchase and sale of fund shares”, “Tax information”, “Payments to broker/dealers and other financial intermediaries”, “Distribution plan and other compensation to dealers”, “Shareholder eligibility”, “How to invest”, “How to redeem your shares”, “Account policies”, “Services for investors”, “Dividends, distributions and taxes”, “Portfolio holdings disclosure policy” and “Financial highlights,” the form of the SAI and the disclosure contained in the sections of the SAI entitled “Additional Purchase and Redemption Information”, “Valuation of Fund Shares”, “Portfolio Transactions and Brokerage”, “The Fund’s Distributor”, “The Trust”, “The Trust’s Custodian and Transfer and Dividend-Disbursing Agent” and “The Trust’s Legal Counsel”, are substantially the same as parallel disclosure in the prospectus and statement of additional information for Legg Mason International Opportunities Bond Fund, another series of the Registrant, contained in the Registrant’s currently effective registration statement reviewed by the staff in the following filing:

Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C, Class FI, Class I and Class IS of Legg Mason International Opportunities Bond Fund (Accession No. 0000898432-09-001420) (December 1, 2009).1

          The Class R Disclosure contained in the Prospectus and SAI is substantially the same as the Class R Disclosure for Legg Mason Capital Management Value Trust, Inc., contained in its currently effective registration statement reviewed by the staff in the following filing pursuant to Rule 485(a):

Post-Effective Amendment No. 46 to Legg Mason Capital Management Value Trust, Inc.’s (formerly, Legg Mason Value Trust Inc.; 002-75766; 811-03380) registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C, Class FI (formerly, Financial Intermediary Class), Class I (formerly, Institutional Class) and Class R shares of Legg Mason Capital Management Value Trust (Accession No. 0000898432-09-000725) (May 29, 2009).

          Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 1. Pursuant to Rule 485(a)(1) under the 1933 Act, the Registrant elects to have PEA 1 become effective on February 26, 2010. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing no later than February 1, 2010. This will assist the Registrant in keeping to its expected commencement of operations date for the Fund and prospectus printing schedule.

__________________
1 This filing was made in response to written comments received from the from the staff of the Securities and Exchange Commission on November 30, 2009 regarding the Registrant’s initial registration statement on Form N-1A filed on October 13, 2009 (Accession No. 0000898432-09-001248).

          Please contact me at (202) 778-9405, Ndenisarya Bregasi at (202) 778-9021 or Arthur Delibert at (202) 778-9042 with any questions or comments you may have. Thank you for your attention.

Sincerely, /s/ Michelle Y. Mesack Michelle Y. Mesack